Condensed Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	2 Months Ended	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Oct. 24, 2014	Dec. 31, 2016	Dec. 31, 2015
Net Income (Loss) Attributable to Parent	$ (60)	$ (8)	$ (17)	$ (19)	$ (45)	$ 1,685	$ (163)	$ (83)
Other comprehensive income (loss), net of tax:
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	(88)	2	(10)	32	41		(147)	(147)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	(29)	11	8	42	67		(1)	(63)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost (Credit) Arising During Period, Net of Tax	1	(1)	(1)	9	19		17	(1)
Reclassification adjustment for fresh start loss included in net income	0						0	0
Other comprehensive loss	(28)	$ 10	$ 7	51	$ 86		16	(64)
Reclassification adjustment for fresh start loss included in net income	0						0	0
Accumulated Other Comprehensive Income (Loss)
Net Income (Loss) Attributable to Parent				0
Other comprehensive income (loss), net of tax:
Other comprehensive loss	(28)					(40)	16	(64)
Retained Earnings [Member]
Net Income (Loss) Attributable to Parent	(60)			(19)		1,685	$ (163)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest								(83)
Other comprehensive income (loss), net of tax:
Other comprehensive loss				$ 0
Parent Company [Member]
Other comprehensive income (loss), net of tax:
Other comprehensive loss						(40)
Predecessor [Member]
Net Income (Loss) Attributable to Parent						1,685
Other comprehensive income (loss), net of tax:
Comprehensive Income (Loss), Net of Tax, Attributable to Parent						1,483
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax						31
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost (Credit) Arising During Period, Net of Tax						(71)
Reclassification adjustment for fresh start loss included in net income						(162)
Other comprehensive loss						(202)
Reclassification adjustment for fresh start loss included in net income						$ (162)